Fair Value (Quantitative Information about Significant Unobservable Inputs Related to Material Classes of Level 3 Assets and Liabilities) (Detail) ¥ in Millions		Sep. 30, 2023 JPY (¥)	Mar. 31, 2023 JPY (¥)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt		¥ 2,998,059	¥ 2,680,164
Trading securities and Available-for- sale | Residential mortgage-backed securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		9,000	13,000
Trading securities and Available-for- sale | Commercial mortgage-backed securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		3
Trading securities and Available-for- sale | Corporate bonds and other debt securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		390,000	238,000
Derivative Financial Instruments | Other contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments			2,000
Derivative Financial Instruments | Interest rate contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		82,000	51,000
Derivative Financial Instruments | Foreign exchange contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		(4,000)	14,000
Derivative Financial Instruments | Equity-related contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		(33,000)	(27,000)
Derivative Financial Instruments | Credit-related contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		(2,000)	(1,000)
Long-term debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt		¥ 769,000	¥ 836,000
Minimum | Derivative Financial Instruments | Credit-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	0
Minimum | Measurement Input, Prepayment Rate [Member] | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		0	0.2
Minimum | Measurement Input, Prepayment Rate [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[2]	4.3	21.7
Minimum | Measurement Input, Default Rate [Member] | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		0	0
Minimum | Measurement Input, Default Rate [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[2]	0.1	0.2
Minimum | Measurement Input, Default Rate [Member] | Derivative Financial Instruments | Credit-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]		0.1
Minimum | Measurement Input, Default Rate [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	0	0.1
Minimum | Measurement Input Recovery Rate [Member] | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		100	100
Minimum | Measurement Input Recovery Rate [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[2]	36.9	40.5
Minimum | Measurement Input, Discount Rate [Member] | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		30	0.0030
Minimum | Measurement Input, Discount Rate [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[2]	34.6	0.0988
Minimum | Measurement Input, Discount Rate1 [Member] | Trading securities and Available-for- sale | Commercial mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		159.8
Minimum | Measurement Input, Discount Rate1 [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[3]	48.2	0.0035
Minimum | Measurement Input, IR - IR correlation [Member] | Derivative Financial Instruments | Interest rate contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	23.2	23.2
Minimum | Measurement Input, IR - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	23.2	23.2
Minimum | Measurement Input, FX - IR correlation [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	28.8	5.5
Minimum | Measurement Input, FX - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	5.5	5.5
Minimum | Measurement Input, FX - FX correlation [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	39	39
Minimum | Measurement Input, FX - FX correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	39	39
Minimum | Measurement Input, Equity - IR correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	25	25
Minimum | Measurement Input, Equity - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	25	25
Minimum | Measurement Input, Equity - FX correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	60	0
Minimum | Measurement Input, Equity - FX correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	(16.3)	(16.3)
Minimum | Measurement Input, Equity volatility [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	12.7	10.3
Minimum | Measurement Input, Equity volatility [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	5.4	5.9
Minimum | Measurement Input, Credit correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]		47.6
Minimum | Measurement Input, Equity correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	73.7	73.9
Minimum | Measurement Input, Equity correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	26	3.2
Minimum | Measurement Input Commodity Volatility [Member] | Derivative Financial Instruments | Other contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	16	20
Maximum | Derivative Financial Instruments | Credit-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	10.8
Maximum | Measurement Input, Prepayment Rate [Member] | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		17.4	17.6
Maximum | Measurement Input, Prepayment Rate [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[2]	26.8	21.7
Maximum | Measurement Input, Default Rate [Member] | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		0.7	2.2
Maximum | Measurement Input, Default Rate [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[2]	0.4	0.2
Maximum | Measurement Input, Default Rate [Member] | Derivative Financial Instruments | Credit-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]		12.2
Maximum | Measurement Input, Default Rate [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	11.5	13.1
Maximum | Measurement Input Recovery Rate [Member] | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		100	100
Maximum | Measurement Input Recovery Rate [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[2]	40.5	40.5
Maximum | Measurement Input, Discount Rate [Member] | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		167.1	0.01671
Maximum | Measurement Input, Discount Rate [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[2]	169	0.2099
Maximum | Measurement Input, Discount Rate1 [Member] | Trading securities and Available-for- sale | Commercial mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		292.9
Maximum | Measurement Input, Discount Rate1 [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[3]	111.5	0.1712
Maximum | Measurement Input, IR - IR correlation [Member] | Derivative Financial Instruments | Interest rate contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	100	100
Maximum | Measurement Input, IR - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	100	100
Maximum | Measurement Input, FX - IR correlation [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	72.5	58.2
Maximum | Measurement Input, FX - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	72.5	58.2
Maximum | Measurement Input, FX - FX correlation [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	64.7	64.7
Maximum | Measurement Input, FX - FX correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	64.7	64.7
Maximum | Measurement Input, Equity - IR correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	25	25
Maximum | Measurement Input, Equity - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	25	25
Maximum | Measurement Input, Equity - FX correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	60	60
Maximum | Measurement Input, Equity - FX correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	93.3	93.3
Maximum | Measurement Input, Equity volatility [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	96.3	95.4
Maximum | Measurement Input, Equity volatility [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	56.4	180.8
Maximum | Measurement Input, Credit correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]		100
Maximum | Measurement Input, Equity correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	100	100
Maximum | Measurement Input, Equity correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1]	100	100
Maximum | Measurement Input Commodity Volatility [Member] | Derivative Financial Instruments | Other contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1]	43.7	54.5
Weighted Average | Derivative Financial Instruments | Credit-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1],[4]	1.8
Weighted Average | Measurement Input, Prepayment Rate [Member] | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[4]	4.1	4.4
Weighted Average | Measurement Input, Prepayment Rate [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[2],[4]	21.6	21.7
Weighted Average | Measurement Input, Default Rate [Member] | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[4]	0	0.2
Weighted Average | Measurement Input, Default Rate [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[2],[4]	0.2	0.2
Weighted Average | Measurement Input, Default Rate [Member] | Derivative Financial Instruments | Credit-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1],[4]		2.1
Weighted Average | Measurement Input, Default Rate [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1],[4]	1.8	2.3
Weighted Average | Measurement Input Recovery Rate [Member] | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[4]	100	100
Weighted Average | Measurement Input Recovery Rate [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[2],[4]	39.7	40.5
Weighted Average | Measurement Input, Discount Rate [Member] | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[4]	43.6	0.0470
Weighted Average | Measurement Input, Discount Rate [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[2],[4]	77.2	0.1162
Weighted Average | Measurement Input, Discount Rate1 [Member] | Trading securities and Available-for- sale | Commercial mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[4]	247.8
Weighted Average | Measurement Input, Discount Rate1 [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[3],[4]	78.5	0.0201
Weighted Average | Measurement Input, IR - IR correlation [Member] | Derivative Financial Instruments | Interest rate contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1],[4]	75	75
Weighted Average | Measurement Input, IR - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1],[4]	75	75
Weighted Average | Measurement Input, FX - IR correlation [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1],[4]	39.9	39.9
Weighted Average | Measurement Input, FX - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1],[4]	39.9	39.9
Weighted Average | Measurement Input, FX - FX correlation [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1],[4]	51.9	51.9
Weighted Average | Measurement Input, FX - FX correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1],[4]	51.9	51.9
Weighted Average | Measurement Input, Equity - IR correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1],[4]	25	25
Weighted Average | Measurement Input, Equity - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1],[4]	25	25
Weighted Average | Measurement Input, Equity - FX correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1],[4]	60	33.7
Weighted Average | Measurement Input, Equity - FX correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1],[4]	0	0
Weighted Average | Measurement Input, Equity volatility [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1],[4]	45.9	44.1
Weighted Average | Measurement Input, Equity volatility [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1],[4]	30.2	34.1
Weighted Average | Measurement Input, Credit correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1],[4]		68.3
Weighted Average | Measurement Input, Equity correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1],[4]	96.7	96.7
Weighted Average | Measurement Input, Equity correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[1],[4]	90.4	90.8
Weighted Average | Measurement Input Commodity Volatility [Member] | Derivative Financial Instruments | Other contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[1],[4]	30.4	39.8

[1]	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
[2]	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
[3]	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
[4]	Averages are calculated by weighting each input by the relative fair value of the respective financial instruments except for derivative related inputs where medians are used.